Intangible assets - Reconciliation of intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of intangible assets
Opening amount	£ 837,564	£ 812,382
Additions	346,348	225,345
Disposals	(21,082)	(10,040)
Amortization charge	(196,373)	(190,123)	£ (172,684)
Closing amount	966,457	837,564	812,382
Cost / gross value
Reconciliation of intangible assets
Opening amount	1,392,130	1,368,446
Closing amount	1,554,502	1,392,130	1,368,446
Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening amount	(554,566)	(556,064)
Closing amount	(588,045)	(554,566)	(556,064)
Goodwill
Reconciliation of intangible assets
Opening amount	421,453	421,453
Closing amount	421,453	421,453	421,453
Goodwill | Cost / gross value
Reconciliation of intangible assets
Opening amount	421,453	421,453
Closing amount	421,453	421,453	421,453
Registrations
Reconciliation of intangible assets
Opening amount	408,579	384,885
Additions	342,960	220,728
Disposals	(21,082)	(10,040)
Amortization charge	(193,109)	(186,994)
Closing amount	537,348	408,579	384,885
Registrations | Cost / gross value
Reconciliation of intangible assets
Opening amount	943,896	924,829
Closing amount	1,102,880	943,896	924,829
Registrations | Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening amount	(535,317)	(539,944)
Closing amount	(565,532)	(535,317)	(539,944)
Other intangible assets
Reconciliation of intangible assets
Opening amount	7,532	6,044
Additions	3,388	4,617
Amortization charge	(3,264)	(3,129)
Closing amount	7,656	7,532	6,044
Other intangible assets | Cost / gross value
Reconciliation of intangible assets
Opening amount	26,781	22,164
Closing amount	30,169	26,781	22,164
Other intangible assets | Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening amount	(19,249)	(16,120)
Closing amount	£ (22,513)	£ (19,249)	£ (16,120)